Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTORS CASH TRUST
Entity Central Index Key	0000863209
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000081371
Shareholder Report [Line Items]
Fund Name	DWS Central Cash Management Government Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Central Cash Management Government Fund (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Central Cash Management Govt. Fund	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
AssetsNet	$ 1,041,958,919
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,041,958,919
Number of Portfolio Holdings	63
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	18 days
7-Day Current Yield	4.93%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of September 30, 2024. The 7-Day Current Yield would have been 4.83% had certain expenses not been reduced.